Intangible Assets (Details) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Balance as of January 1, 2012		154,105
Amortization of intangible assets	(1,991)	(12,648)	(16,914)
Balance as of June 30, 2012	$ 22,266	141,457